Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to May 16, 2022, the date that the financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Subsequent to March 31, 2022, we have drawn an additional an additional $300,000 bringing the total outstanding under the agreement to $500,000.

On April 8, 2022, we filed a joint proxy statement/consent solicitation statement/prospectus relating to the issuance of securities and solicitation of votes pursuant to the FOXO Transaction Agreement (the “Registration Statement”), and on May 13, 2022, we filed an amendment to the Registration Statement.

On April 26, 2022, we entered into an amendment (the “Amendment”) to the FOXO Transaction Agreement. The Amendment amends the definition of “2022 Bridge Financing End Date” in the Merger Agreement, to provide an extension to the end date of the 2022 Bridge Financing by extending the end date to the “Outside Date,” as defined in the FOXO Transaction Agreement. The “Outside Date” is defined in the Section 7.1(a) of the FOXO Transaction Agreement and is originally established as the five (5) month anniversary of the date of the FOXO Transaction Agreement, or July 24, 2022, subject to extensions under the terms and conditions set forth in the FOXO Transaction Agreement.

On May 10, 2022, the Company filed a preliminary proxy statement in connection with a special meeting of its stockholders pursuant to which the Company will seek the approval of its stockholders to extend the expiration of the period in which the Company must complete a business combination from June 15, 2022 to September 15, 2022.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 7, 2022, the date that the financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 23, 2022, we issued a promissory note (the “Note”) in the principal amount of up to $2,000,000 to the Sponsor. The Note was issued in connection with advances the Sponsor has made, and may make in the future, to the Company for working capital expenses. As of March 7, 2022, we have drawn down $0 under the Note.

On February 24, 2022, we entered into a definitive agreement and Plan of Merger, dated as of February 24, 2022 (the “FOXO Transaction Agreement”), with FOXO Technologies Inc., a Delaware corporation (“FOXO”) and certain other parties. Pursuant to the FOXO Transaction Agreement, subject to the terms and conditions set forth therein, a Delaware subsidiary of our Company will merge with and into FOXO, with FOXO surviving the merger as a wholly-owned subsidiary of our Company. In connection with the FOXO Transaction Agreement, we also entered into several ancillary agreements, including: (i) a Common Stock Purchase Agreement with CF Principal Investments LLC (“Cantor”), pursuant to which, the Combined Company (as defined therein) after the closing of the FOXO Transaction Agreement has the right from time to time to sell to Cantor up to $40 million in shares of its Class A common stock, subject to certain limitations and conditions set forth therein and (ii) certain subscription agreements with Andrew J. Poole, our Chairman and Chief Executive Officer, and The Gray Insurance Company, which is an affiliate of certain of our officers and directors (the “Subscription Investors”), pursuant to which, in the event that, at the Closing (as defined in the FOXO Transaction Agreement), we have cash or cash equivalents of less than $10,000,000, the Subscription Investors will subscribe for up to 1,000,000 shares of our Class A common stock, subject to certain limitations and conditions set forth therein.